Trade Payables and Other Liabilities	12 Months Ended
Dec. 31, 2017
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Trade Payables and Other Liabilities

14. TRADE PAYABLES AND OTHER LIABILITIES

TRADE PAYABLES

Trade payables are initially recognised at fair value less any directly attributable transaction costs. Trade payables are subsequently measured at amortised cost, using the effective interest method.

OTHER LIABILITIES

Other liabilities are initially recognised at fair value less any directly attributable transaction costs. Subsequent measurement depends on the type of liability:

•	Accruals are subsequently measured at amortised cost, using the effective interest method.
•	Social security and sundry taxes are subsequently measured at amortised cost, using the effective interest method.
•	Deferred consideration is subsequently measured at fair value with changes in the income statement as explained below.
•	Others are subsequently measured either at amortised cost, using the effective interest method or at fair value, with changes being recognised in the income statement.

Deferred Consideration

Deferred consideration represents any payments to the sellers of a business that occur after the acquisition date. These typically comprise of contingent consideration and fixed deferred consideration:

•	Fixed deferred consideration is a payment with a due date after acquisition that is not dependent on future conditions
•	Contingent consideration is a payment which is dependent on certain conditions being met in the future and is often variable

All deferred consideration is initially recognised at fair value as at the acquisition date, which includes a present value discount. Subsequently, deferred consideration is measured to reflect the unwinding of discount on the liability, with changes recognised in finance cost within the income statement. In the balance sheet it is re-measured to reflect the latest estimate of the achievement of the conditions on which the consideration is based; changes in value other than the discount unwind are recognised as acquisition and disposal-related costs within non-underlying items in the income statement.

We do not consider the fair values of trade payables and other liabilities to be significantly different from their carrying values.

Trade payables and other liabilities	€ million 2017	€ million 2016
Current: due within one year
Trade payables	8,217	8,591
Accruals	3,666	3,655
Social security and sundry taxes	539	468
Deferred consideration	26	151
Others	978	1,006
	13,426	13,871

Non-current: due after more than one year
Accruals	146	159
Deferred consideration	485	443
Others	69	65
	700	667
Total trade	14,126	14,538

Included in others are third party royalties, certain derivatives and dividends to non-controlling interests.

Deferred Consideration

At 31 December 2017, the total balance of deferred consideration for acquisitions is €511 million (2016: €594 million), of which contingent consideration is €445 million (2016: €380 million). These payments fall due up until 2022 with a maximum possible total payment of €2,231 million.